              Allmerica Financial                     Annual Report
-----------------------------------------
                      December 31, 2000          Allmerica Investment Trust

                                                 . Money Market Fund

                                                 . Select Investment Grade
                                                   Income Fund


[LOGO]


                         [LOGO OF ALLMERICA FINANCIAL]

Table of Contents

A Letter from the Chairman................      1
Money Market Fund.........................      2
Select Investment Grade Income Fund *.....      3

Financials................................    F-1

For further information, see the accompanying annual reports.

For information on ordering additional copies of this report, see Client Notices on page F-20

*Fund's name has been changed from Investment Grade Income to Select Investment Grade Income, effective May 1, 2000.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this annual report of a Fund which is not available under your policy is not to be considered a solicitation.

                           Intentionally Left Blank

A Letter from the Chairman

[PHOTO]

Dear Client:

The year began in the midst of a declining fixed-income market shaped by interest rate hikes in February, March, and again in May. The increases were intended to ease inflationary pressures caused by an accelerating economy. Meanwhile, an inverted yield curve developed where shorter-term rates exceeded long-term rates. This unusual phenomenon emerged as a result of the Federal Reserve's tightening monetary policy combined with the Treasury Department's bond buy-back program and the ensuing buying surge over the limited supply of Treasury bonds. While Treasuries continued to rally, the economy began to show signs of deceleration in the second quarter. Satisfied that interest rate hikes were beginning to have the desired effect, the Federal Reserve voted to hold off on any further rate hikes at their June meeting.

As the year progressed, concerns about inflation were replaced by fears of a recession. With capital investments declining and energy prices rising, corporate earnings warnings became increasingly common, negatively affecting both the fixed-income and equity markets. The Select Investment Grade Income Fund underperformed its benchmark for the year primarily due to its emphasis on the corporate bond sector and its underweight position in Treasuries. Despite overall deteriorating credit quality and increasing concerns about corporations' ability to pay off debt, the Fund did benefit from some individual credit recoveries.

The Money Market Fund outperformed its benchmark, maintaining a longer average weighted maturity and a higher allocation to floating rate notes, which enabled the Fund to more quickly invest in the higher interest rates. This strategy, combined with the careful selection of bonds with laddered maturities, maximized liquidity and contributed to the Fund's top quartile performance for the year.

Through our broad array of insurance and retirement products, we look forward to serving more of your financial needs.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company

Money Market Fund

The Money Market Fund returned 6.40% for the year, outperforming its benchmark, iMoneyNet, Inc.'s Money Funds Report Averages: 1st Tier Taxable, which returned 5.80%.

The year began in the midst of a fixed-income bear market. Surprisingly, in the face of growing inflation worries, the bond market began to rally in the first quarter of 2000 when the Treasury Department announced it would buy back bonds and limit issues of new ones because budget surpluses had reduced the need for borrowing. Fewer new bonds and the tightening of monetary policy begun in 1999 caused the short-term interest rates to rise. The result was a somewhat unusual inversion in the yield curve.

Normally, interest rates are higher for long-term bonds to compensate investors for tying up their money for longer periods; the inversion showed that investors were favoring short-term bonds.

The second and third quarters revealed continued economic slowdown. Higher energy prices, reduced capital investment, and warnings of lower corporate earnings heightened consumer concerns. Stocks and bonds both suffered. A disputed presidential election dampened the fourth quarter, ending a year that began with the mistaken belief that the "new economy" had eliminated the traditional business cycle.

During 2000, the Fund maintained a long average weighted maturity, the length of time bonds are held (or called) and then repaid. This strategy was combined with a 30-40% allocation to floating rate notes, which carry a variable interest rate and help protect against interest rate increases, and a careful selection of bonds of differing maturities to provide liquidity.

The outlook for 2001 includes the likelihood of interest rate cuts to forestall a recession. Based on this outlook, the Fund expects to focus on maintaining an average weighted maturity of 60 days or greater while capitalizing on pockets of market volatility that often occur when interest rates change.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund

Strives to maximize current income for investors while preserving capital and liquidity.

Portfolio Composition

As of December 31, 2000, the sector allocation of net assets was:

Corporate Notes                    50%


Commercial Paper                   26%


Certificates of Deposit             8%

Investment Company                  4%

Municipal                           2%

Other                              10%


                         Average Annual Total Returns

Years ended December 31, 2000       1 Year  5 Years  10 Years

 Money Market Fund                  6.40%     5.59%    5.07%

 Money Funds Report Averages:
 1st Tier Taxable*                  5.80%     5.04%    4.59%

 Lipper Money Market Funds Average  5.70%    5.00%     4.62%

*Formerly IBC Donoghue, this represents a name change only.

                     Average Yield as of December 31, 2000

Money Market Fund 7-Day Yield                     6.43%

                   Growth of a $10,000 Investment Since 1990

                                                 Money Funds
                                               Report Averages:
                    Money Market Fund          1st Tier Taxable
                    -----------------          ----------------
12/31/1990               $10,000                    $10,000
12/31/1991               $10,780                    $10,568
12/31/1992               $11,188                    $10,919
12/31/1993               $11,523                    $11,207
12/31/1994               $11,937                    $11,621
12/31/1995               $12,634                    $12,253
12/31/1996               $13,311                    $12,851
12/31/1997               $13,976                    $13,494
12/31/1998               $14,746                    $14,164
12/31/1999               $15,512                    $14,811
12/31/2000               $16,506                    $15,670

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. iMoneyNet, Inc. is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis.

The Lipper Money Market Funds Average is the average investment performance of 362 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Select Investment Grade Income Fund*

The Select Investment Grade Income Fund returned 10.31% for the year, underperforming its benchmark, the Lehman Aggregate Bond Index, which returned 11.63%.

The year began in the midst of a declining fixed-income market shaped by three interest rate increases from the Federal Reserve. The increases were meant to counteract any inflation caused by an accelerating economy and a tight labor market. Meanwhile, the bond market began a surprising rally triggered by the Treasury Department's program to buy back outstanding bonds and issue fewer new ones because of a budget surplus. The resulting buying surge of increasingly scarce Treasury bonds combined with a tightening monetary policy to create an inverted yield curve, an unusual situation in which short-term interest rates are higher than long-term rates. As 2000 progressed, signs of a slowing economy, especially earnings warnings from corporations, became increasingly common. Concern about a recession negatively affected both the spread sectors in the fixed income and equity markets in the last quarter of the year.

Within the Fund, corporate bond holdings hurt performance. This sector's poor performance was mostly due to deteriorating credit quality where concerns arose about corporations' ability to pay off debt when their earnings were shrinking. The Fund was also hurt by its underweight position in the Treasury sector. Despite these two factors, the Fund benefited from individual credit recoveries in the corporate sector and continued its long-term strategy to seek yield through fundamental analysis of individual securities.

Looking forward to 2001, it is likely that interest rates will continue to go down. Such a trend could favor the performance of Treasury bonds, although their outperformance versus other types of bonds will probably not match that of last year.

                         Average Annual Total Returns

Years ended December 31, 2000                1 Year  5 Years  10 Years

Select Investment Grade Income*              10.31%  5.99%     7.93%

Lehman Brothers Aggregate Bond Index         11.63%  6.46%     7.95%

Lipper Intermediate Investment
Grade Funds Average                           9.78%  5.47%     7.57%

                   Growth of a $10,000 Investment Since 1990

                         Select               Lehman Brothers
                    Investment Grade          Aggregate Bond
                      Income Fund                  Index
                    ----------------          ---------------
12/31/1990              $10,000                   $10,000
12/31/1991              $11,675                   $11,597
12/31/1992              $12,648                   $12,458
12/31/1993              $14,014                   $13,672
12/31/1994              $13,599                   $13,274
12/31/1995              $16,026                   $15,726
12/31/1996              $16,595                   $16,294
12/31/1997              $18,164                   $17,634
12/31/1998              $19,612                   $19,422
12/31/1999              $19,422                   $19,263
12/31/2000              $21,424                   $21,503


The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust.

*Effective July 1, 2000, shares at the separate account level of Select Investment Grade Income Fund were substituted for all the shares of Select Income Fund.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Funds Average tracks the performance of 289 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

Allmerica Asset Management, Inc.

About the Fund

The Fund's objective is to generate a high level of total return by investing in highly diversified, investment grade, fixed-income securities.

                             Portfolio Composition

As of December 31, 2000, the sector allocation of net assets was:

U.S. Government & Agency Obligations 29%

Corporate Notes & Bonds              27%

U.S. Government Agency
Mortgage-Backed Securities           26%

Asset-Backed &
Mortgage-Backed Securities            9%

Other                                 9%

                           Intentionally Left Blank

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

                  PORTFOLIO OF INVESTMENTS . December 31, 2000
--------------------------------------------------------------------------------

                                              Moody's Ratings    Value
   Par Value                                    (Unaudited)    (Note 2)
-------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (d) -
  26.4%
               Fannie Mae - 19.1%
 $12,566,622   6.00%, 05/01/01 - 08/01/29           Aaa       $12,268,685
  32,830,507   6.50%, 05/01/08 - 12/01/29           Aaa        32,421,623
  17,332,800   7.00%, 08/01/10 - 06/01/30           Aaa        17,418,702
      82,625   7.39%, 08/17/03                      Aaa            82,453
  13,559,968   7.50%, 01/01/07 - 05/01/30           Aaa        13,786,056
   1,632,207   8.00%, 04/01/09 - 04/01/23           Aaa         1,683,157
   4,400,000   8.13%, 08/15/19                      Aaa         5,687,326
     521,769   8.50%, 07/01/08 - 06/01/30           Aaa           535,470
   1,235,883   9.00%, 02/01/10 - 11/01/25           Aaa         1,289,445
      47,975   10.00%, 10/01/20 - 12/01/20          Aaa            52,407
                                                              -----------
                                                               85,225,324
                                                              -----------
               Freddie Mac - 1.7%
      54,638   6.50%, 06/01/04 - 08/01/04           Aaa            54,108
   5,463,430   7.50%, 12/01/29 - 11/01/30           Aaa         5,543,524
   1,197,637   7.90%, 07/01/16                      Aaa         1,277,635
     210,229   8.75%, 05/01/17                      Aaa           218,294
     399,893   9.50%, 03/01/01 - 02/01/21           Aaa           421,722
                                                              -----------
                                                                7,515,283
                                                              -----------
               Ginnie Mae - 5.6%
   7,122,376   6.50%, 09/15/08 - 02/15/29           Aaa         7,062,257
   7,945,350   7.00%, 05/15/23 - 04/15/28           Aaa         7,992,371
   7,938,905   8.00%, 08/15/22 - 09/15/29           Aaa         8,142,916
   1,349,863   9.00%, 08/15/16 - 12/15/17           Aaa         1,415,300
     419,512   9.50%, 02/15/06                      Aaa           447,003
                                                              -----------
                                                               25,059,847
                                                              -----------

               Total U.S. Government Agency
               Mortgage-Backed Obligations                    117,800,454
                                                              -----------
               (Cost $115,793,801)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.1%

               Fannie Mae - 10.2%
  10,965,052   6.00%, 05/15/08 - 02/01/29           Aaa        10,738,245
   7,235,690   6.50%, 09/01/10 - 10/01/29           Aaa         7,213,700
  15,942,924   7.00%, 07/15/05 - 12/01/30           Aaa        16,130,368
   1,355,000   7.40%, 10/30/14                      Aaa         1,433,001
   8,242,682   7.50%, 03/01/28 - 12/01/30           Aaa         8,358,247
   1,650,000   8.00%, 05/01/30                      Aaa         1,688,738
                                                              -----------
                                                               45,562,299
                                                              -----------
               Federal Home Loan Bank - 1.3%
   1,050,000   6.38%, 11/15/02                      Aaa         1,064,345
   2,840,000   6.50%, 11/15/05 - 11/18/13           Aaa         2,806,576
   1,965,000   6.52%, 11/18/13                      Aaa         1,888,907
                                                              -----------
                                                                5,759,828
                                                              -----------

                                                 Moody's Ratings    Value
  Par Value                                        (Unaudited)    (Note 2)
----------------------------------------------------------------------------
             Freddie Mac - 1.2%
 $2,025,000  5.75%, 03/15/09                           Aaa       $ 1,987,602
  2,975,000  5.88%, 04/23/04                           Aaa         2,952,393
    150,000  6.92%, 02/10/01                           Aaa           150,095
                                                                 -----------
                                                                   5,090,090
                                                                 -----------
             Ginnie Mae - 0.7%
  3,122,506  7.00%, 12/15/27                           Aaa         3,138,992
                                                                 -----------
             U.S. Treasury Bond - 10.0%
    500,000  5.25%, 02/15/29                           Aaa           480,078
  4,835,000  5.50%, 08/15/28                           Aaa         4,797,596
  3,645,000  6.25%, 08/15/23                           Aaa         3,941,936
 11,265,000  7.13%, 02/15/23                           Aaa        13,421,335
  3,215,000  7.25%, 05/15/16                           Aaa         3,784,865
  6,640,000  7.63%, 11/15/22                           Aaa         8,324,342
  3,075,000  8.13%, 05/15/21                           Aaa         4,015,298
  1,750,000  9.25%, 02/15/16                           Aaa         2,414,321
  2,100,000  11.25%, 02/15/15                          Aaa         3,281,741
                                                                 -----------
                                                                  44,461,512
                                                                 -----------
             U.S. Treasury Inflationary
             Index - 0.3%
  1,375,000  3.80%, 07/15/02                           Aaa         1,495,954
                                                                 -----------
             U.S. Treasury Note - 5.4%
  5,980,000  5.75%, 08/15/03 - 08/15/10                Aaa         6,192,192
  5,250,000  6.00%, 08/15/04 - 08/15/09                Aaa         5,487,394
 10,070,000  6.25%, 05/15/30 - 02/15/03                Aaa        10,976,653
  1,170,000  6.50%, 02/15/10                           Aaa         1,280,509
    235,000  6.75%, 05/15/05                           Aaa           250,135
                                                                 -----------
                                                                  24,186,883
                                                                 -----------

             Total U.S. Government and Agency
             Obligations                                         129,695,558
                                                                 -----------
             (Cost $125,302,364)

 CORPORATE NOTES AND BONDS - 26.6%

             Airlines - 0.4%
  1,300,000  AMR Corp., Debenture
             9.50%, 05/15/01                           Baa         1,304,958
    382,361  United Air Lines, Inc.
             9.30%, 03/22/08                           Baa           412,456
                                                                 -----------
                                                                   1,717,414
                                                                 -----------
             Automotive - 1.3%
     75,000  DaimlerChrysler North America
             Holding Corp.
             7.23%, 01/06/05                           Aaa            77,320
  2,625,000  DaimlerChrysler North America
             Holding Corp.
             7.40%, 01/20/05                           A           2,636,235

                       See Notes to Financial Statements.
--------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 2000
--------------------------------------------------------------------------------

                                                Moody's Ratings   Value
  Par Value                                       (Unaudited)    (Note 2)
--------------------------------------------------------------------------
             Automotive (continued)
 $2,300,000  Ford Motor Co.
             7.37%, 07/15/04                          A         $2,370,994
    750,000  Ford Motor Credit Co.
             5.80%, 01/12/09                          A            678,269
                                                                ----------
                                                                 5,762,818
                                                                ----------
             Banking - 5.6%
  1,900,000  Abbey National, Plc, Yankee Bond
             6.70%, 06/29/49                          Aa         1,747,354
  1,000,000  Bank of America Corp.
             7.13%, 09/15/06                          Aa         1,024,073
  2,225,000  BSCH Issuance, Ltd.
             7.63%, 09/14/10                          A          2,268,668
  1,000,000  Centura Banks, Inc.
             6.50%, 03/15/09                          Baa          925,402
  2,000,000  Chase Manhattan Corp.
             6.38%, 02/15/08                          A          1,934,012
  2,000,000  Citigroup, Inc.
             7.25%, 10/01/10                          Aa         2,060,742
  1,000,000  Compass Trust I, Series A
             8.23%, 01/15/27                          A            855,231
    800,000  Firstar Corp.
             7.13%, 12/01/09                          A            809,103
    935,000  Household Finance Corp.
             8.00%, 05/09/05                          A            981,343
  1,750,000  MBNA Corp., Senior Notes, MTN
             6.96%, 09/12/02                          Baa        1,746,565
  1,000,000  Mellon Funding Corp.
             6.70%, 03/01/08                          A            994,823
  1,600,000  National Australia Bank
             8.60%, 05/19/10                          A          1,774,933
  1,090,000  National Westminster Bank
             7.75%, 04/29/49                          Aa         1,083,577
  1,775,000  Providian National Bank
             6.75%, 03/15/02                          Baa        1,772,662
    710,000  Suntrust Banks, Inc.
             7.75%, 05/01/10                          A            743,653
  1,000,000  U.S. Bancorp
             6.00%, 05/15/04                          A            988,015
  1,125,000  Wells Fargo Bank NA
             7.55%, 06/21/10                          Aa         1,190,656
  1,275,000  Wells Fargo Co.
             6.63%, 07/15/04                          Aa         1,292,698
    775,000  Wells Fargo Co.
             6.75%, 06/15/07                          Aa           778,144
                                                                ----------
                                                                24,971,654
                                                                ----------
             Beverages, Food & Tobacco - 0.5%
  2,000,000  Safeway, Inc.
             7.25%, 09/15/04                          Baa        2,053,006
                                                                ----------
             Commercial Services - 0.1%
    625,000  Waste Management, Inc.
             6.38%, 12/01/03                          Ba           604,668
                                                                ----------

                                                    Moody's Ratings   Value
 Par Value                                            (Unaudited)    (Note 2)
-----------------------------------------------------------------------------
            Communications - 0.2%
 $ 750,000  Clear Channel Communications, Inc.
            7.65%, 09/15/10                               Baa       $ 766,347
                                                                    ---------
            Computers & Information - 0.2%
   860,000  Hewlett-Packard Co.
            7.15%, 06/15/05                               Aa          888,409
                                                                    ---------
            Electric Utilities - 1.7%
 2,195,000  Connecticut Light & Power Co., First
            Mortgage, Series D
            7.88%, 10/01/24                               Baa       2,212,771
 1,135,000  Dominion Resources, Inc.
            7.60%, 07/15/03                               Baa       1,165,021
   915,000  Florida Power & Light
            6.88%, 12/01/05                               Aa          936,827
 1,000,000  Ohio Edison Co.
            7.38%, 09/15/02                               Baa       1,013,920
   945,000  Southern Cal Edison(a)
            7.20%, 11/03/03                               A           810,629
   580,000  Texas Utilities Co.
            7.38%, 10/01/25                               A           553,047
   800,000  Texas-New Mexico Power Co., Senior
            Note
            6.25%, 01/15/09                               Baa         723,184
                                                                    ---------
                                                                    7,415,399
                                                                    ---------
            Electrical Equipment - 0.1%
   450,000  Emerson Electric Co.
            7.88%, 06/01/05                               Aa          483,347
                                                                    ---------
            Electronics - 0.3%
 1,325,000  Raytheon Co.
            6.45%, 08/15/02                               Baa       1,319,799
                                                                    ---------
            Entertainment & Leisure - 0.7%
 1,800,000  Royal Caribbean Cruises, Ltd.
            6.75%, 03/15/08                               Baa       1,605,011
   675,000  Royal Caribbean Cruises, Ltd., Yankee
            Debenture
            7.50%, 10/15/27                               Baa         541,711
 1,185,000  Time Warner Cos., Inc.
            7.57%, 02/01/24                               Baa       1,185,033
                                                                    ---------
                                                                    3,331,755
                                                                    ---------
            Financial Services - 1.1%
 1,775,000  Goldman Sachs Group, Inc.
            7.50%, 01/28/05                               A         1,832,544
 1,500,000  Legg Mason, Inc., Senior Note
            6.50%, 02/15/06                               Baa       1,485,147
 1,750,000  Money Store, Inc., Senior Notes,
            Guaranteed
            8.05%, 04/15/02                               A         1,787,188
                                                                    ---------
                                                                    5,104,879
                                                                    ---------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 2000
--------------------------------------------------------------------------------

                                                     Moody's Ratings   Value
 Par Value                                             (Unaudited)    (Note 2)
------------------------------------------------------------------------------
            Forest Products & Paper - 0.5%
 $ 900,000  Chesapeake Corp.
            7.20%, 03/15/05                                Ba        $ 823,176
 1,500,000  Tennessee Gas Pipeline Co., Debenture
            7.50%, 04/01/17                                Baa       1,498,941
                                                                     ---------
                                                                     2,322,117
                                                                     ---------
            Health Care Providers - 0.2%
 1,000,000  Allegiance Corp.
            7.30%, 10/15/06                                A         1,024,777
                                                                     ---------
            Home Construction, Furnishings & Appliances - 0.2%
   850,000  Pulte Corp., Senior Note
            7.00%, 12/15/03                                Baa         814,414
                                                                     ---------
            Industrial - Diversified - 0.8%
 1,620,000  General Electric Capital Corp.
            6.50%, 12/10/07                                Aaa       1,637,677
 1,725,000  General Electric Credit Corp.
            6.27%, 07/23/03                                Aaa       1,736,882
                                                                     ---------
                                                                     3,374,559
                                                                     ---------
            Insurance - 0.7%
    25,000  American General Corp.
            5.80%, 03/12/02                                A            24,885
 1,000,000  AON Capital Trust, Series A
            8.21%, 01/01/27                                A           929,733
 1,000,000  Conseco, Inc.
            6.80%, 06/15/05                                B           630,000
   725,000  Marsh & McLennan Cos., Inc.
            6.63%, 06/15/04                                A           731,687
   935,000  The MONY Group, Inc.
            7.45%, 12/15/05                                Baa         945,950
                                                                     ---------
                                                                     3,262,255
                                                                     ---------
            Media - Broadcasting & Publishing -
             2.2%
 1,250,000  Chancellor Media Corp.
            8.00%, 11/01/08                                Ba        1,257,813
 1,675,000  Cox Communications, Inc.
            6.69%, 09/20/04                                Baa       1,676,124
 1,110,000  Lenfest Communications, Inc.
            8.38%, 11/01/05                                Baa       1,187,456
 1,250,000  Liberty Media Group
            7.88%, 07/15/09                                Baa       1,231,181
 2,275,000  News America Holdings, Inc.
            7.38%, 10/17/08                                Baa       2,218,833
   500,000  Times Mirror Co.
            7.45%, 10/15/09                                A           516,468
 1,000,000  USA Networks, Inc.
            6.75%, 11/15/05                                Baa       1,007,143
   575,000  Westinghouse Electric Corp., Debenture
            8.38%, 06/15/02                                Baa         590,055
                                                                     ---------
                                                                     9,685,073
                                                                     ---------

                                                    Moody's Ratings   Value
  Par Value                                           (Unaudited)    (Note 2)
------------------------------------------------------------------------------
             Metals - 0.6%
 $2,500,000  USX Corp.
             9.80%, 07/01/01                              Baa       $2,533,763
                                                                    ----------
             Oil & Gas - 2.5%
    400,000  Coastal Corp.
             6.20%, 05/15/04                              Baa          395,247
  1,370,000  Coastal Corp.
             7.63%, 09/01/08                              Baa        1,423,840
  1,200,000  El Paso Energy Corp.
             6.75%, 05/15/09                              Baa        1,183,002
  2,035,000  Enron Corp.
             7.63%, 09/10/04                              Baa        2,110,026
    875,000  Enron Corp.
             7.88%, 06/15/03                              Baa          903,701
  1,700,000  Phillips Petroleum
             8.50%, 05/25/05                              Baa        1,838,808
  1,115,000  Tosco Corp.
             8.13%, 02/15/30                              Baa        1,200,897
    800,000  Union Pacific Resources Group, Inc.
             6.50%, 05/15/05                              Baa          800,388
  1,500,000  Valero Energy Corp., MTN
             7.50%, 05/31/01                              NR         1,499,895
                                                                    ----------
                                                                    11,355,804
                                                                    ----------
             Pharmaceuticals - 0.8%
  1,700,000  Merck & Co., Inc.
             5.76%, 05/03/37                              Aaa        1,698,722
    450,000  Merck & Co., Inc.
             6.40%, 03/01/28                              Aaa          437,275
  1,500,000  Watson Pharmaceuticals, Inc., Senior
             Note
             7.13%, 05/15/08                              Ba         1,404,569
                                                                    ----------
                                                                     3,540,566
                                                                    ----------
             Retailers - 0.9%
    800,000  CVS Corp.
             5.50%, 02/15/04                              A            777,227
  1,250,000  Federated Department Stores
             8.50%, 06/01/10                              Baa        1,305,714
  2,025,000  Meyer (Fred), Inc.
             7.45%, 03/01/08                              Baa        2,076,222
                                                                    ----------
                                                                     4,159,163
                                                                    ----------
             Securities Broker - 1.5%
  2,500,000  Bear Stearns Cos., Inc., Senior Note
             6.15%, 03/02/04                              A          2,451,495
  1,800,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                              Aa         1,830,992
  2,200,000  Morgan Stanley Dean Witter & Co.
             7.75%, 06/15/05                              Aa         2,311,756
                                                                    ----------
                                                                     6,594,243
                                                                    ----------

                       See Notes to Financial Statements.
--------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 2000
--------------------------------------------------------------------------------

                                                 Moody's Ratings    Value
  Par Value                                        (Unaudited)    (Note 2)
----------------------------------------------------------------------------
             Telephone Systems - 3.0%
 $1,300,000  AT & T Corp.
             7.65%, 09/15/06                           Baa       $ 1,273,454
    935,000  British Telecom, Plc
             7.63%, 12/15/05                           A             946,165
  2,475,000  GTE California, Inc.
             6.70%, 09/01/09                           Aa          2,448,178
  1,225,000  LCI International, Inc.,
             Senior Note
             7.25%, 06/15/07                           Baa         1,238,623
    650,000  Sprint Capital Corp.
             5.70%, 11/15/03                           Baa           626,187
  1,825,000  Sprint Capital Corp.
             7.63%, 06/10/02                           Baa         1,847,730
    700,000  Telephone and Data Systems, Inc.
             7.00%, 08/01/06                           A             703,614
  1,575,000  US West Communications, Inc.
             6.38%, 10/15/02                           A           1,567,883
  1,450,000  Vodafone Group Plc
             7.63%, 02/15/05                           NR          1,493,142
  1,140,000  Vodafone Group, Plc
             7.75%, 02/15/10                           A           1,180,065
                                                                 -----------
                                                                  13,325,041
                                                                 -----------
             Transportation - 0.5%
  1,135,000  CSX Corp.
             6.25%, 10/15/08                           Baa         1,082,688
  1,200,000  CSX Corp.
             7.25%, 05/01/04                           Baa         1,215,475
                                                                 -----------
                                                                   2,298,163
                                                                 -----------

             Total Corporate Notes And Bonds                     118,709,433
                                                                 -----------
             (Cost $118,328,663)

 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (d) - 9.2%

  2,350,000  BankBoston RV Asset Backed Trust,
             Series 1997-1, Class A8, CMO
             6.54%, 02/15/09                           Aaa         2,363,395
  2,100,000  Bear Stearns Mortgage Securities,
             Inc., CMO
             7.06%, 06/15/09                           Aaa         2,187,188
    964,285  Bear Stearns Mortgage Securities,
             Inc., Series 1995-1, Class 1A
             6.45%, 05/25/10                           Aaa           957,911
    307,740  Carco Auto Loan Master Trust,
             Series 1997-1, Class A, CMO
             6.69%, 08/15/04                           Aaa           308,125
  1,575,000  Chase Credit Card Master Trust,
             Series 1997-5, Class A, CMO
             6.19%, 08/15/05                           Aaa         1,585,661
  1,300,000  Chase Credit Card Master Trust,
             Series 1999-3, Class B
             6.95%, 01/15/07                           A           1,336,478
    860,000  Citibank Credit Card Issuance
             Trust, Series 2000-Cl, CMO
             6.88%, 11/15/09                           Aaa           907,650

                                                     Moody's Ratings   Value
  Par Value                                            (Unaudited)    (Note 2)
-------------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (d) (continued)
 $3,129,995  COMM, Series 1999-1, Class A1, CMO
             6.15%, 02/15/08                               Aaa       $3,124,374
  1,000,000  Copelco Capital Funding Corp., Series
             1999-A, Class A4
             5.80%, 04/15/03                               Aaa          997,823
  2,500,000  Diversified REIT Trust, Series 1999-
             1A, Class A2(b)
             6.78%, 03/18/11                               Aaa        2,492,187
  1,084,668  DLJ Commercial Mortgage Corp., Series
             1998-CF2, Class A1A
             5.88%, 11/12/31                               Aaa        1,072,889
  1,645,264  Financial Asset Securitization, Inc.,
             Series 1999-1, Class A4, CMO(c)
             7.75%, 05/25/27                               AAA        1,663,235
  6,200,000  Ford Motor Credit Co.
             7.60%, 08/01/05                               A          6,366,123
    693,360  GMAC Commercial Mortgage Securities,
             Inc., Series 1996-C1, Class A2A, CMO
             6.79%, 09/15/03                               Aaa          697,808
    386,078  Green Tree Recreation Equipment &
             Consumer Trust, Series 1997-B, Class
             A1, CMO(c)
             6.55%, 07/15/28                               AAA          389,719
    387,260  Housing Securities, Inc.,
             Series 1994-2, Class A-1
             6.50%, 07/25/09                               Aaa          388,414
  2,000,000  MBNA Master Credit Card Trust, CMO
             6.60%, 12/15/06                               A          2,031,500
  1,782,840  Morgan Stanley Dean Witter & Co.(b)
             7.43%, 12/03/05                               Aaa        1,860,839
  2,500,000  Residential Funding Mortgage
             Securities I, Series 1999-S7,
             Class A11, CMO(c)
             6.50%, 03/25/29                               AAA        2,477,875
    136,429  Resolution Trust Corp., Series 1995-
             2, Class C-1
             7.45%, 05/25/29                               Baa          135,915
  1,100,000  Sithe/Independence Funding Corp.,
             Series A
             9.00%, 12/30/13                               Baa        1,220,890
    700,000  Southwest Gas Corp., Debenture,
             Series F
             9.75%, 06/15/02                               Baa          728,387
  2,000,000  Texas Utilities Electric Co.
             8.25%, 04/01/04                               A          2,102,798
  1,750,000  Toyota Auto Receivables Grantor
             Trust, CMO
             7.21%, 04/15/07                               Aaa        1,806,654
  1,575,000  WFS Financial Owner Trust,
             Series 1998-B, Class A4
             6.05%, 04/20/03                               Aaa        1,574,917
                                                                     ----------
             Total Asset-Backed And Mortgage-Backed Securities       40,778,755
                                                                     ----------
             (Cost $40,150,365)


                       See Notes to Financial Statements.
                         ------------------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 2000
--------------------------------------------------------------------------------

                                             Moody's Ratings    Value
 Par Value                                     (Unaudited)     (Note 2)
-------------------------------------------------------------------------
 FOREIGN BONDS - 2.1%

 $ 500,000  Abitibi Consolidated, Inc.
            8.55%, 08/01/10                        Baa       $    502,824
   500,000  Abitibi Consolidated, Inc.
            8.85%, 08/01/30                        Baa            477,243
 2,000,000  Province Of Ontario
            7.38%, 01/27/03                        Aa           2,056,618
 1,500,000  Province Of Quebec
            5.75%, 02/15/09                        A            1,448,004
 1,300,000  Province Of Quebec
            8.80%, 04/15/03                        A            1,373,051
 2,575,000  Repsol International Finance
            7.45%, 07/15/05                        A            2,647,597
   975,000  Telefonica Europe BV
            7.75%, 09/15/10                        A              987,013
                                                             ------------
            Total Foreign Bonds                                 9,492,350
                                                             ------------
            (Cost $9,290,561)

 COMMERCIAL PAPER (e) - 4.6%

            Electric Utilities - 0.7%
 3,301,000  Boston Edison Co.
            6.58%, 01/26/01                        A            3,285,916
                                                             ------------

            Financial Services - 3.0%
 2,416,000  Fairway Finance Corp.
            6.75%, 01/12/01                        NR           2,411,017
 7,000,000  Household International, Inc.
            6.64%, 01/04/01                        A            6,996,127
 4,000,000  Sigma Finance Corp.
            6.69%, 01/16/01                        Aaa          3,988,850
                                                             ------------
                                                               13,395,994
                                                             ------------
            Forest Products & Paper - 0.4%
 1,600,000  Jefferson Smurfit Financial
            6.80%, 01/02/01                         NR          1,599,698
                                                             ------------
            Medical Supplies - 0.5%
 2,000,000  Baxter International, Inc.
            6.91%, 01/04/01                          A          1,998,849
                                                             ------------
            Total Commercial Paper                             20,280,457
                                                             ------------
            (Cost $20,280,457)
  Shares
 ---------
 INVESTMENT COMPANY - 0.8%

 3,673,873  Marshall Money Market Fund              NR          3,673,873
                                                             ------------
            Total Investment Company                            3,673,873
                                                             ------------
            (Cost $3,673,873)

 Total Investments - 98.8%                                    440,430,880
                                                             ------------
 (Cost $432,820,084)
 Net Other Assets and Liabilities - 1.2%                        5,177,758
                                                             ------------
 Total Net Assets - 100.0%                                   $445,608,638
                                                             ============

------------------
(a)  At February 7, 2001, security is rated Caa by Moody's.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At December 31, 2000, these secu-rities amounted to $4,353,026 or 1.0% of net assets.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(d)  Pass Through Certificates.
(e)  Effective yield at time of purchase.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 2000, the aggregate cost of investment securities for tax pur-poses was $432,900,793. Net unrealized appreciation (depreciation) aggregated $7,530,087, of which $10,354,004 related to appreciated investment securities and $(2,823,917) related to depreciated investment securities.

For the period ended December 31, 2000, the Portfolio has elected to defer $399,934 of capital losses attributable to Post-October losses.

At December 31, 2000, the Portfolio had capital loss carryforwards which expire as follows: $4,163,750 in 2006; $2,899,898 in 2007; $7,307,950 in 2008.

Approximately $4,163,750 and $2,580,508 which will expire in 2006 and 2007, respectively, was acquired in the substitution and is available to offset future capital gains of the portfolio.

OTHER INFORMATION

For the year ended December 31, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $93,328,541 and $129,499,645 of non-governmental issuers, respectively, and $419,686,265 and $374,554,286 of U.S. Government and Agency issuers, respectively.

At December 31, 2000, the value of the securities loaned amounted to $42,199,413. The value of collateral amounted to $43,354,006 which consisted of cash equivalents.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

     Moody's Rating
       (Unaudited)
   Aaa             63.4%
   Aa               4.6
   A               14.4
   Baa             13.1
   Ba               0.9
   B                0.2
   NR (Not Rated)   2.4
                   ----
                   99.0%
                   ====

              S&P Ratings
               (Unaudited)
              AAA              1.0%
                               ---
                               1.0%
                               ===

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

                  PORTFOLIO OF INVESTMENTS . December 31, 2000
--------------------------------------------------------------------------------

                                                              Value
  Par Value                                                 (Note 2)
---------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATION (c) - 0.2%

             Federal Farm Credit Bank - 0.2%
 $1,000,000  6.36%, 05/07/01                               $1,000,000
                                                           ----------

             Total U.S. Government and Agency Obligation    1,000,000
                                                           ----------
             (Cost $1,000,000)

 CORPORATE NOTES - 49.9%

             Aerospace & Defense - 0.7%
  3,000,000  Textron Financial Corp.(a)
             7.01%, 10/26/01                                3,004,538
                                                           ----------
             Automotive - 2.6%
  4,000,000  American Honda Finance(a)
             6.69%, 02/16/01                                3,999,944
  5,000,000  General Motors Acceptance Corp., MTN
             6.80%, 04/17/01                                4,993,154
  3,000,000  Paccar Financial Corp., MTN
             6.08%, 05/15/01                                2,986,439
                                                           ----------
                                                           11,979,537
                                                           ----------
             Banking - 13.8%
 11,500,000  African Development Bank
             7.75%, 12/15/01                               11,613,669
  2,500,000  African Development Bank
             8.73%, 05/01/01                                2,511,877
  5,000,000  Bank One NA Illinois
             6.80%, 09/14/01                                4,999,299
 10,000,000  First Tennessee Bank(a)
             6.67%, 08/02/01                               10,000,000
 10,000,000  First Union National Bank(a)
             6.71%, 07/27/01                                9,999,881
  5,000,000  Firstar Corp.
             6.35%, 07/13/01                                4,984,303
  1,100,000  Firstar Corp.
             9.38%, 05/15/01                                1,109,107
 10,000,000  National City Bank of Cleveland
             6.98%, 08/02/01                                9,997,782
  5,000,000  PNC Funding Corp.
             9.88%, 03/01/01                                5,022,517
  3,000,000  USL Capital Corp., MTN
             7.05%, 05/14/01                                3,002,660
                                                           ----------
                                                           63,241,095
                                                           ----------
             Financial Services - 26.1%
 20,000,000  Abacas Investment, Ltd.(a)
             6.65%, 09/25/01                               20,000,000
 19,000,000  Asset Backed Capital Financial(a)
             6.72%, 11/19/01                               19,000,000
 10,000,000  Countrywide Home Loans(a)
             6.89%, 10/03/01                               10,000,000
 10,000,000  Countrywide Home Loans, MTN(a)
             6.77%, 05/22/01                                9,999,059
  1,000,000  Household Finance Corp., MTN(a)
             6.65%, 06/21/01                                1,000,333

                                                                 Value
   Par Value                                                   (Note 2)
-------------------------------------------------------------------------
               Financial Services (continued)
 $13,000,000   Household Finance Corp., MTN(a)
               6.74%, 10/16/01                                $13,000,000
   5,000,000   Household International Finance, Inc.(a)
               6.73%, 12/07/01                                  5,000,000
  10,000,000   Links Finance LLC(a)
               6.62%, 03/30/01                                  9,999,275
  10,000,000   Links Finance LLC, MTN(b)
               7.00%, 06/04/01                                 10,000,000
   6,500,000   Prudential Funding LLC, MTN(a)
               6.76%, 09/13/01                                  6,507,248
  10,000,000   Sigma Finance, Inc.(a)
               6.41%, 03/30/01                                 10,000,000
   5,000,000   Syndicated Loan Fund Trust(a)
               6.55%, 03/30/01                                  5,000,000
                                                              -----------
                                                              119,505,915
                                                              -----------
               Insurance - 0.8%
   3,500,000   Transamerica Finance Corp.
               6.13%, 11/01/01                                  3,481,581
                                                              -----------
               Securities Broker - 5.9%
   5,000,000   Bear Stearns Cos., Inc.(a)
               6.76%, 02/02/01                                  5,000,000
   1,300,000   Goldman Sachs and Co.(b)
               5.56%, 01/11/01                                  1,300,656
   1,000,000   Merrill Lynch & Co., Inc.
               6.98%, 08/07/01                                  1,004,261
   4,934,553   Merrill Lynch Mortgage Investors, Inc.
               6.68%, 11/27/01                                  4,934,553
  10,000,000   Morgan Stanley Dean Witter & Co.(a)
               6.74%, 08/15/01                                 10,000,000
   5,000,000   Paine Webber Group, Inc.(a)
               6.82%, 04/05/01                                  5,000,000
                                                              -----------
                                                               27,239,470
                                                              -----------
               Total Corporate Notes                          228,452,136
                                                              -----------
               (Cost $228,452,136)

 COMMERCIAL PAPER (c) - 26.3%

               Advertising - 2.8%
   3,000,000   Omnicom Capital, Inc.
               6.65%, 02/07/01                                  2,980,050
  10,000,000   Omnicom Capital, Inc.
               6.75%, 01/31/01                                  9,943,750
                                                              -----------
                                                               12,923,800
                                                              -----------
               Banking - 3.3%
  15,000,000   Barclays U.S. Funding Corp.
               7.25%, 01/02/01                                 14,996,979
                                                              -----------
               Education - 1.1%
   4,830,000   Massachusetts College of Pharmacy and Allied
               Health
               6.54%, 02/05/01                                  4,799,289
                                                              -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 2000
--------------------------------------------------------------------------------

                                                            Value
   Par Value                                              (Note 2)
--------------------------------------------------------------------
               Electric Utilities - 3.5%
 $16,000,000   Oglethorpe Power Corp.
               6.85%, 01/31/01                           $15,908,667
                                                         -----------
               Financial Services - 1.3%
   1,151,000   Franklin Resources, Inc.
               6.55%, 01/29/01                             1,145,136
   5,000,000   High Peak Funding LLC
               6.04%, 06/29/01                             4,850,678
                                                         -----------
                                                           5,995,814
                                                         -----------
               Heavy Machinery - 0.2%
   1,150,000   Cooperative Association Tractor Dealers
               6.00%, 06/20/01                             1,117,417
                                                         -----------
               Industrial - 2.2%
  10,301,000   Invensys, Plc
               6.53%, 02/05/01                            10,235,603
                                                         -----------
               Real Estate - 1.1%
   5,000,000   Weyerheuser Real Estate(b)
               7.15%, 01/26/01                             4,975,174
                                                         -----------
               Securities Broker - 4.1%
   6,000,000   Bear Stearns Cos., Inc.
               6.89%, 02/12/01                             5,951,769
  13,000,000   Donaldson, Lufkin & Jenerette, Inc.
               6.50%, 04/09/01                            12,769,972
                                                         -----------
                                                          18,721,741
                                                         -----------
               Telephone Systems - 6.7%
  10,000,000   AT&T Capital Corp.
               7.20%, 02/20/01                             9,900,000
   5,000,000   AT&T Corp.
               7.27%, 06/14/01                             5,000,000
  12,000,000   France Telecom
               6.52%, 03/27/01                            11,815,267
   3,860,000   Qwest Corp.
               6.65%, 01/12/01                             3,852,157
                                                         -----------
                                                          30,567,424
                                                         -----------

               Total Commercial Paper                    120,241,908
                                                         -----------
               (Cost $120,241,908)
 CERTIFICATES OF DEPOSIT - 8.1%
  15,000,000   Associated Bank of Illinois
               6.86%, 09/14/01                            14,998,005
   2,000,000   Dresdner Bank NY
               6.99%, 07/13/01                             2,007,159
  20,000,000   Goldman Sachs Group, Inc.
               6.75%, 01/29/01                            20,000,000
                                                         -----------
               Total Certificates Of Deposit              37,005,164
                                                         -----------
               (Cost $37,005,164)

                                                                   Value
           Par Value                                              (Note 2)
----------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 2.2%
 $        10,000,000       California Housing Finance Agency,
                           Revenue Bond(a)
                           6.65%, 08/01/31                      $ 10,000,000
                                                                ------------
                           Total Municipal Obligations            10,000,000
                                                                ------------
                           (Cost $10,000,000)

       Shares
 -------------------
 INVESTMENT COMPANIES - 3.9%

           1,211,741       Provident Temp Fund                     1,211,741
          16,853,152       Scudder Institutional Money Market
                           Fund                                   16,853,152
                                                                ------------
                           Total Investment Companies             18,064,893
                                                                ------------
                           (Cost $18,064,893)
 Total Investments - 90.6%                                       414,764,101
                                                                ------------
 (Cost $414,764,101)
 Net Other Assets and Liabilities - 9.4%                          43,147,700
                                                                ------------
 Total Net Assets - 100.0%                                      $457,911,801
                                                                ============

------------------
(a) Variable rate security. The rate shown reflects rate in effect at December 31, 2000.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2000, these securities amounted to $16,275,830 or 3.6% of net assets. Pass Through Certificates.
(c) Effective yield at time of purchase. U.S. currency denominated.
MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 2000, the aggregate cost of investment securities for tax pur-poses was $414,764,101.

For the period ended December 31, 2000, the Portfolio has elected to defer $5,282 of capital losses attributable to Post-October losses.

At December 31, 2000, the Portfolio had a capital loss carryforwards which expire as follows: $347 in 2002; $144 in 2003; $35,977 in 2004; $8,154 in 2005;
$52,338 in 2006; $96,563 in 2008.

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

      STATEMENTS OF ASSETS AND LIABILITIES (in 000's) . December 31, 2000
--------------------------------------------------------------------------------

                                                         Select        Money
                                                    Investment Grade  Market
                                                      Income Fund      Fund
-------------------------------------------------------------------------------
ASSETS:
Investments:
 Investments at cost..............................     $ 432,820     $ 414,764
 Net unrealized appreciation......................         7,611            --
                                                       ---------     ---------
 Total investments at value+......................       440,431       414,764
Cash..............................................            12            65
Short-term investments held as collateral for
 securities loaned................................        43,354            --
Receivable for investments sold...................            18            --
Receivable for shares sold........................            40        46,649
Interest and dividend receivables.................         5,354         4,423
Prepaid insurance expense.........................             1            --
                                                       ---------     ---------
 Total Assets.....................................       489,210       465,901
                                                       ---------     ---------
LIABILITIES:
Payable for investments purchased.................            --         7,831
Collateral for securities loaned..................        43,354            --
Advisory fee payable..............................           158           115
Trustees' fees and expenses payable...............             6            --
Payable for shares repurchased....................            37            --
Accrued expenses and other payables...............            46            43
                                                       ---------     ---------
 Total Liabilities................................        43,601         7,989
                                                       ---------     ---------
NET ASSETS........................................     $ 445,609     $ 457,912
                                                       =========     =========
NET ASSETS consist of:
Paid-in capital...................................     $ 452,918     $ 458,111
Distribution in excess of net investment income...           (68)           --
Accumulated (distribution in excess of) net
 realized gain (loss) on investments sold.........       (14,852)         (199)
Net unrealized appreciation of investments........         7,611            --
                                                       ---------     ---------
TOTAL NET ASSETS..................................     $ 445,609     $ 457,912
                                                       =========     =========
Shares of beneficial interest outstanding
 (unlimited authorization, no par value) (in
 000's)...........................................       410,135       458,113

NET ASSET VALUE:
Offering and redemption price per share
 (Net Assets/Shares Outstanding)..................     $   1.086     $   1.000
                                                       =========     =========
+ Total value of securities on loan...............     $  42,199     $      --
                                                       =========     =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

   STATEMENTS OF OPERATIONS (in 000's) . For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                         Select
                                                    Investment Grade   Money
                                                         Income       Market
                                                          Fund         Fund
-------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest.........................................     $  23,470     $  27,603
 Securities lending income........................            52            --
                                                       ---------     ---------
 Total investment income..........................        23,522        27,603
                                                       ---------     ---------
EXPENSES
 Investment advisory fees.........................         1,413         1,101
 Custodian and Fund accounting fees...............           116           105
 Legal fees.......................................             8            10
 Audit fees.......................................            12            26
 Trustees' fees and expenses......................            14            13
 Reports to shareholders..........................            67            64
 Miscellaneous....................................             3            11
                                                       ---------     ---------
 Total expenses...................................         1,633         1,330
                                                       ---------     ---------
NET INVESTMENT INCOME.............................        21,889        26,273
                                                       ---------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments sold............        (7,322)         (102)
 Net change in unrealized appreciation
  (depreciation) of investments...................        17,454            --
                                                       ---------     ---------
NET GAIN (LOSS) ON INVESTMENTS....................        10,132          (102)
                                                       ---------     ---------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................     $  32,021     $  26,171
                                                       =========     =========

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                   Select
                              Investment Grade              Money Market
                                 Income Fund                    Fund
---------------------------------------------------------------------------------
                          Years Ended December 31,    Years Ended December 31,
                              2000          1999          2000          1999
---------------------------------------------------------------------------------
NET ASSETS at beginning
 of year................  $    240,541  $    230,623   $    513,606  $   336,253
                          ------------  ------------  ------------   -----------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income..        21,889        15,319         26,273       21,479
 Net realized loss on
  investments sold......        (7,322)         (638)          (102)          --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........        17,454       (16,613)            --           --
                          ------------  ------------  ------------   -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............        32,021        (1,932)        26,171       21,479
                          ------------  ------------  ------------   -----------
Distributions to
 shareholders from:
 Net investment income..       (21,948)      (15,569)       (26,273)     (21,479)
 Net realized gain on
  investments...........            --          (202)            --           --
                          ------------  ------------  ------------   -----------
  Total distributions...       (21,948)      (15,771)       (26,273)     (21,479)
                          ------------  ------------  ------------   -----------
Capital share
 transactions:
 Net proceeds from sales
  of shares.............        30,984        33,939      2,405,587    1,057,803
 Value of shares issued
  in exchange for the
  net assets of Select
  Income Fund (Note 9)..       181,876            --             --           --
 Value of shares issued
  in exchange for the
  net assets of The
  Fulcrum Trust
  Strategic Income
  Portfolio (Note 9)....         1,281            --             --           --
 Issued to shareholders
  in reinvestment of
  distributions.........        21,948        15,771         26,273       21,479
 Cost of shares
  repurchased...........       (41,094)      (22,089)    (2,487,452)    (901,929)
                          ------------  ------------  ------------   -----------
  Net increase
   (decrease) from
   capital share
   transactions.........       194,995        27,621        (55,592)     177,353
                          ------------  ------------  ------------   -----------
  Total increase
   (decrease) in net
   assets...............       205,068         9,918        (55,694)     177,353
                          ------------  ------------  ------------   -----------
 NET ASSETS at end of
  year..................  $    445,609  $    240,541   $    457,912  $   513,606
                          ============  ============  ============   ===========
 Undistributed
  (distribution in
  excess of) net
  investment income
  (loss)................  $        (68) $         --   $         --  $        --
                          ============  ============  ============   ===========
OTHER INFORMATION:
Share transactions:
 Sold...................        24,652        30,980      2,405,587    1,057,803
 Issued in exchange for
  the shares of Select
  Income Fund (Note 9)..       173,465            --             --           --
 Issued in exchange for
  the shares of The
  Fulcrum Trust
  Strategic Income
  Portfolio (Note 9)....         1,222            --             --           --
 Issued to shareholders
  in reinvestment of
  distributions.........        20,610        14,656         26,273       21,479
 Repurchased............       (38,731)      (20,503)    (2,487,452)    (901,929)
                          ------------  ------------  ------------   -----------
  Net increase
   (decrease) in shares
   outstanding..........       181,218        25,133        (55,592)     177,353
                          ============  ============  ============   ===========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                      [This Page Intentionally Left Blank]

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                        Income from Investment Operations                        Less Distributions
                   -------------------------------------------- ----------------------------------------------------
                                        Net Realized                                                                    Net
                      Net                   and                                                                       Increase
                     Asset               Unrealized             Dividends  Distributions                             (Decrease)
                     Value      Net     Gain (Loss)  Total from  from Net    from Net    Distributions                   in
   Year Ended      Beginning Investment      on      Investment Investment   Realized         in           Total     Net Asset
  December 31,      of Year    Income   Investments  Operations   Income   Capital Gains    Excess     Distributions   Value
  ------------     --------- ---------- ------------ ---------- ---------- ------------- ------------- ------------- ----------
Select Investment
Grade Income Fund
      2000          $1.051     $0.070     $ 0.035     $ 0.105    $(0.070)     $    --         $--         $(0.070)    $ 0.035
      1999           1.132      0.068      (0.079)     (0.011)    (0.069)      (0.001)         --          (0.070)     (0.081)
      1998           1.112      0.067       0.020       0.087     (0.067)          --          --          (0.067)      0.020
      1997           1.084      0.071       0.028       0.099     (0.071)          --          --          (0.071)      0.028
      1996           1.117      0.070      (0.033)      0.037     (0.070)          --          --          (0.070)     (0.033)
  Money Market
      Fund
      2000          $1.000     $0.062     $    --     $ 0.062    $(0.062)     $    --         $--         $(0.062)    $    --
      1999           1.000      0.051          --       0.051     (0.051)          --          --          (0.051)         --
      1998           1.000      0.054          --       0.054     (0.054)          --          --          (0.054)         --
      1997           1.000      0.053          --       0.053     (0.053)          --          --          (0.053)         --
      1996           1.000      0.052          --       0.052     (0.052)          --          --          (0.052)         --

------------------
(a)  Including reimbursements, waivers and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

                          Ratios/Supplemental Data
           ------------------------------------------------------------
                                   Ratios To Average Net Assets
                               ----------------------------------------
                    Net Assets
Net Asset             End of      Net       Operating       Management   Portfolio
Value End  Total      Period   Investment    Expenses          Fee       Turnover
of Period  Return    (000's)     Income   (a)   (b)   (c)   Gross  Net     Rate
---------  ------   ---------- ---------- ----  ----  ----  -----  ----  ---------

 $1.086    10.31%    $445,609     6.53%   0.49% 0.49% 0.49% 0.42%  0.42%    159%
  1.051    (0.97)%    240,541     6.22%   0.50% 0.50% 0.50% 0.43%  0.43%     75%
  1.132     7.97%     230,623     6.01%   0.52% 0.52% 0.52% 0.43%  0.43%    158%
  1.112     9.45%     189,503     6.48%   0.51% 0.51% 0.51% 0.41%  0.41%     48%
  1.084     3.56%     157,327     6.50%   0.52% 0.52% 0.52% 0.40%  0.40%    108%

 $1.000     6.40%    $457,912     6.19%   0.31% 0.31% 0.31% 0.26%  0.26%    N/A
  1.000     5.19%     513,606     5.09%   0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%     336,253     5.36%   0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%     260,620     5.33%   0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%     217,256     5.22%   0.34% 0.34% 0.34% 0.28%  0.28%    N/A

--------------------------------------------

                           Allmerica Investment Trust

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance compa-nies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Investment Grade Income Fund (formerly Investment Grade Income Fund) and Money Market Fund (individually a "Portfo-lio", collectively, the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various rela-tionships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent bro-kers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or pre-mium.

Security Transactions and Investment Income: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amorti-zation of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying finan-cial statements.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Invest-ment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Portfolios to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Portfolios will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Portfolios' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Portfo-lios have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capi-tal gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.


                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, and are declared and distributed quarterly for the Select Investment Grade Income Fund. The Portfo-lios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differ-ing treatments for paydown gains/losses on mortgage-backed securities and mar-ket discount. Any taxable income or gain remaining at fiscal year end is dis-tributed in the following year. Permanent book and tax basis differences relat-ing to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Futures Contracts: The Select Investment Grade Income Fund may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with the brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Securities Lending: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or pos-sible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included under the caption "Other Information" at the end of each applicable Portfolio's schedule of investments.

Expenses: Expenses directly attributed to a Portfolio are charged to the Port-folio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: The Portfolios may enter into contracts to purchase secu-rities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement trans-actions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Port-folio requires that the securities purchased in a repurchase agreement transac-tion be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement trans-actions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.


--------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a man-agement fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                          Percentage of Average Daily Net Assets
------------------------------------------------------------------------------
                            First              Next              Over
Portfolio                $ 50,000,000      $  50,000,000     $ 100,000,000
------------------------------------------------------------------------------
Select Investment Grade
 Income Fund                        0.50%              0.45%             0.40%

                            First              Next              Over
Prior to October 1,
2000                     $ 50,000,000      $ 200,000,000     $ 250,000,000
------------------------------------------------------------------------------
Money Market Fund                   0.35%              0.25%             0.20%


                      First         Next         Next         Over
After October 1,
2000               $100,000,000 $400,000,000 $250,000,000 $750,000,000
----------------------------------------------------------------------
Money Market Fund      0.35%        0.30%        0.25%        0.20%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each Portfolio. The Manager is solely responsible for the pay-ment of all fees to the Sub-Adviser. The Sub-Adviser for each Portfolio is Allmerica Asset Management, Inc., a wholly-owned subsidiary of First Allmerica.

IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its serv-ices from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker com-missions, and extraordinary expenses, but including the management fee, exceed 1.00% and 0.60% of average net assets for the Select Investment Grade Income Fund and the Money Market Fund, respectively, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6. FOREIGN SECURITIES

Each Portfolio may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of cur-rencies and future adverse political and economic developments. Moreover, secu-rities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.


                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures transactions involves risk other than that reflected in the Statements of Assets and Liabil-ities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid second-ary market for the instruments or inability of counterparties to perform under terms of the contracts.

8. PLAN OF SUBSTITUTION

An order has been issued by the Securities and Exchange Commission ("SEC") approving the substitution at the separate account level of shares of the Allmerica Investment Trust Select Investment Grade Income Fund ("SIGIF") for all of the shares of the Allmerica Investment Trust Select Income Fund ("SIF") and all of the shares of The Fulcrum Trust: Strategic Income Portfolio ("Ful-crum Strategic"), another fund managed by Allmerica Financial Investment Man-agement Service, Inc. To the extent required by law, approvals of the substitu-tions were also obtained from state insurance regulators in certain jurisdic-tions. The effect of the substitutions was to replace SIF shares and Fulcrum Strategic shares with SIGIF shares. The substitutions were effective on July 1, 2000.

On July 1, 2000, SIGIF shares were substituted for all of the shares of SIF and all of the shares of Fulcrum Strategic. The substitutions were accomplished by an exchange of 174,686,958 shares of SIGIF for the 191,246,857 shares then out-standing (each valued at $0.951) of SIF and for the 134,606 shares then out-standing (each valued at $9.52) of Fulcrum Strategic. The substitutions quali-fied as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Portfolios or the separate account level of shares. SIF's net assets and Fulcrum Strategic's net assets, including $4,795,620 and $46,607, respectively, of unrealized depreciation, were combined with SIGIF for total net assets after the substitutions of $425,857,321.

--------------------------------------------

                           Allmerica Investment Trust

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Allmerica Investment Trust

In our opinion, the accompanying statements of assets and liabilities, includ-ing the portfolios of investments (except for Moody's and S&P Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Select Investment Grade Income Fund and Money Market Fund (two of the funds constituting Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicat-ed, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf-ter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these finan-cial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2001

                         ------------------------------------------------------

                           Allmerica Investment Trust

                               OTHER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS: (UNAUDITED)

A special meeting of the shareholders of the Money Market Fund was held on April 16, 2000 at which shareholders approved changes in the management fee schedules for the fund; these changes became effective October 1, 2000. The voting results were as follows:

Proposal to approve an Amendment to the Management Agreement between Allmerica Financial Investment Management Services, Inc. and Allmerica Investment Trust relating to the Money Market Fund.

                             Shares      Shares     Shares
                               For      Against   Abstaining    Total
------------------------------------------------------------------------
Number of Votes Cast:      323,935,514 75,990,241 25,452,819 425,378,574
Percentage of Votes Cast:       76.16%     17.86%      5.98%     100.00%


--------------------------------------------

                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-828-0540.

                         ------------------------------------------------------

                         [LOGO OF ALLMERICA FINANCIAL]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
     First Allmerica Financial Life Insurance Company . Allmerica Financial Life
               Insurance and Annuity Company (all states except NY)
             Allmerica Trust Company, N.A. . Allmerica Investments, Inc.
      . Allmerica Investment Management Company Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance
               Insurance Company . Allmerica Asset Management, Inc.
  Allmerica Financial Benefit Insurance Company  . Citizens Insurance Company of
                         America . Citizens Management Inc.

                 440  Lincoln Street, Worcester, Massachusetts 01653